Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		60 Months Ended		104 Months Ended				116 Months Ended	120 Months Ended
		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 02, 2016	Apr. 25, 2016	Dec. 31, 2015	May 01, 2015	Dec. 31, 2014
C000025780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 30,952		$ 30,952		$ 30,952		$ 30,952		$ 30,952	$ 30,952		$ 24,540	$ 17,705	$ 26,490	$ 22,122	$ 16,721	$ 12,861	$ 13,431	$ 10,299			$ 10,258		$ 10,000
Average Annual Return, Percent		26.13%		13.11%							11.96%
C000025781 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 30,189		$ 30,189		30,189		30,189		30,189	$ 30,189		23,995	17,354	26,031	21,793	16,514	12,733	13,331	10,248			10,233		10,000
Average Annual Return, Percent		25.82%		12.82%							11.68%
C000025784 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 22,751		$ 22,751		22,751		22,751		22,751	$ 22,751		20,941	19,238	22,030	20,165	14,822	12,104	12,385	11,059			9,867		10,000
Average Annual Return, Percent		8.64%		8.95%							8.57%
C000168875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service 2 Class Shares
Account Value		$ 22,016		$ 22,016		22,016		$ 22,016		22,016	$ 22,016		20,336	18,747	21,541	19,786	14,595	11,960	12,278	11,001		$ 10,000
Average Annual Return, Percent		8.26%		8.57%				9.52%
C000025785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 22,189		$ 22,189		22,189		$ 22,189		22,189	$ 22,189		20,475	18,857	21,648	19,864	14,638	11,983	12,293	11,004			9,843		10,000
Average Annual Return, Percent		8.37%		8.68%							8.30%
C000025788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 21,765		$ 21,765		21,765		21,765		21,765	$ 21,765		18,362	16,893	17,326	14,098	14,094	11,350	11,976	10,093			9,622		10,000
Average Annual Return, Percent		18.54%		9.08%							8.09%
C000025789 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 21,227		$ 21,227		21,227		21,227		21,227	$ 21,227		17,953	16,558	17,025	13,888	13,919	11,237	11,887	10,042			9,598		10,000
Average Annual Return, Percent		18.24%		8.81%							7.82%
C000025790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 41,440		$ 41,440		41,440		41,440		41,440	$ 41,440		31,975	22,352	32,472	26,078	19,014	14,228	13,737	10,377			10,618		10,000
Average Annual Return, Percent		29.60%		16.86%							15.28%
C000025791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 40,417		$ 40,417		40,417		40,417		40,417	$ 40,417		31,264	21,910	31,909	25,690	18,777	14,086	13,635	10,325			10,591		10,000
Average Annual Return, Percent		29.28%		16.57%							14.99%
C000025794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 18,314		$ 18,314		18,314		18,314		18,314	$ 18,314		16,652	14,646	18,427	15,356	13,799	11,230	12,758	10,708			9,632		10,000
Average Annual Return, Percent		9.98%		5.82%							6.24%
C000025795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 17,861		$ 17,861		17,861		17,861		17,861	$ 17,861		16,281	14,356	18,107	15,127	13,628	11,118	12,662	10,654			9,608		10,000
Average Annual Return, Percent		9.70%		5.56%							5.97%
C000025802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 29,259		$ 29,259		29,259		29,259		29,259	$ 29,259		23,621	18,961	23,903	18,561	16,063	12,728	13,518	11,005			10,085		10,000
Average Annual Return, Percent		23.86%		12.74%							11.33%
C000025803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 28,536		$ 28,536		28,536		28,536		28,536	$ 28,536		23,096	18,585	23,488	18,285	15,864	12,601	13,417	10,950			10,060		10,000
Average Annual Return, Percent		23.56%		12.46%							11.06%
C000025804 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 17,692		$ 17,692		17,692		17,692		17,692	$ 17,692		16,397	15,247	16,175	13,790	12,780	10,946	11,815	10,739			9,741		10,000
Average Annual Return, Percent		7.90%		6.72%							5.87%
C000025805 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 17,255		$ 17,255		17,255		17,255		17,255	$ 17,255		16,032	14,945	15,894	13,584	12,621	10,837	11,727	10,685			9,717		10,000
Average Annual Return, Percent		7.63%		6.45%							5.61%
C000025806 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 15,571		$ 15,571		15,571		15,571		15,571	$ 15,571		14,406	12,879	13,041	12,568	12,267	11,308	11,320	10,887			10,039		10,000
Average Annual Return, Percent		8.09%		4.89%							4.53%
C000025807 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 15,181		$ 15,181		15,181		15,181		15,181	$ 15,181		14,080	12,619	12,811	12,378	12,112	11,195	11,235	10,833			10,014		10,000
Average Annual Return, Percent		7.82%		4.62%							4.26%
C000025808 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 15,233		$ 15,233		15,233		15,233		15,233	$ 15,233		14,302	12,967	14,744	13,762	12,479	10,867	11,619	10,487			9,859		10,000
Average Annual Return, Percent		6.51%		4.07%							4.30%
C000025809 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 14,861		$ 14,861		14,861		14,861		14,861	$ 14,861		13,987	12,713	14,491	13,561	12,327	10,762	11,532	10,434			9,835		10,000
Average Annual Return, Percent		6.25%		3.81%							4.04%
C000025810 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 20,765		$ 20,765		20,765		20,765		20,765	$ 20,765		18,562	15,812	19,199	15,979	13,892	11,151	12,785	10,422			9,687		10,000
Average Annual Return, Percent		11.87%		8.37%							7.58%
C000025811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 20,254		$ 20,254		20,254		20,254		20,254	$ 20,254		18,151	15,500	18,868	15,742	13,720	11,041	12,690	10,370			9,663		10,000
Average Annual Return, Percent		11.59%		8.10%							7.31%
C000025812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 17,189		$ 17,189		17,189		17,189		17,189	$ 17,189		15,808	13,988	16,207	14,552	13,043	11,026	12,036	10,469			9,839		10,000
Average Annual Return, Percent		8.73%		5.68%							5.57%
C000025813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 16,765		$ 16,765		16,765		16,765		16,765	$ 16,765		15,457	13,711	15,926	14,335	12,881	10,916	11,946	10,417			9,814		10,000
Average Annual Return, Percent		8.46%		5.41%							5.30%
C000025814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 19,304		$ 19,304		19,304		19,304		19,304	$ 19,304		17,486	15,141	17,694	15,252	13,505	11,122	12,459	10,504			9,765		10,000
Average Annual Return, Percent		10.39%		7.41%							6.80%
C000025815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 18,827		$ 18,827		18,827		18,827		18,827	$ 18,827		17,098	14,842	17,388	15,025	13,337	11,012	12,366	10,451			9,741		10,000
Average Annual Return, Percent		10.12%		7.14%							6.53%
C000025816 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 33,639		$ 33,639		33,639		33,639		33,639	$ 33,639		26,949	21,364	26,116	20,316	17,182	13,091	13,710	11,285			10,110		10,000
Average Annual Return, Percent		24.83%		14.38%							12.90%
C000025817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 32,809		$ 32,809		32,809		32,809		32,809	$ 32,809		26,350	20,941	25,663	20,014	16,969	12,961	13,608	11,229			10,085		10,000
Average Annual Return, Percent		24.52%		14.10%							12.62%
C000025818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 16,845		$ 16,845		16,845		16,845		16,845	$ 16,845		15,087	13,709	15,852	14,344	13,284	11,251	11,869	10,548			9,650		10,000
Average Annual Return, Percent		11.65%		4.86%							5.35%
C000025819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 16,429		$ 16,429		16,429		16,429		16,429	$ 16,429		14,752	13,438	15,577	14,130	13,119	11,139	11,780	10,495			9,626		10,000
Average Annual Return, Percent		11.37%		4.60%							5.09%
C000025820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 11,396		$ 11,396		11,396		11,396		11,396	$ 11,396		11,190	10,599	12,392	12,564	11,640	10,667	10,775	10,376			10,022		10,000
Average Annual Return, Percent		1.84%		(0.42%)							1.32%
C000025821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 11,114		$ 11,114		11,114		11,114		11,114	$ 11,114		10,940	10,389	12,177	12,377	11,495	10,561	10,694	10,324			9,997		10,000
Average Annual Return, Percent		1.59%		(0.67%)							1.06%
C000025822 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 10,636		$ 10,636		10,636		10,636		10,636	$ 10,636		10,528	10,026	11,302	11,474	10,931	10,370	10,375	10,161			10,053		10,000
Average Annual Return, Percent		1.03%		(0.55%)							0.62%
C000025823 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 10,373		$ 10,373		10,373		10,373		10,373	$ 10,373		10,294	9,828	11,106	11,303	10,795	10,266	10,298	10,110			10,028		10,000
Average Annual Return, Percent		0.78%		(0.79%)							0.37%
C000025824 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 11,586		$ 11,586		11,586		11,586		11,586	$ 11,586		11,031	10,526	10,391	10,390	10,366	10,184	10,045	10,003			10,001		10,000
Average Annual Return, Percent		5.02%		2.25%							1.48%
C000025826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 16,712		$ 16,712		16,712		16,712		16,712	$ 16,712		15,601	13,946	15,168	14,376	13,639	12,047	12,225	11,441			9,843		10,000
Average Annual Return, Percent		7.12%		4.15%							5.27%
C000025827 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 16,299		$ 16,299		16,299		16,299		16,299	$ 16,299		15,254	13,670	14,905	14,162	13,470	11,927	12,134	11,383			9,818		10,000
Average Annual Return, Percent		6.85%		3.89%							5.01%
C000025828 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 16,059		$ 16,059		16,059		16,059		16,059	$ 16,059		15,366	14,737	20,036	17,851	14,772	11,836	13,383	10,092			10,617		10,000
Average Annual Return, Percent		4.51%		1.69%							4.85%
C000025829 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 15,665		$ 15,665		15,665		15,665		15,665	$ 15,665		15,026	14,447	19,692	17,588	14,590	11,720	13,285	10,043			10,590		10,000
Average Annual Return, Percent		4.25%		1.43%							4.59%
C000099347 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 13,780		$ 13,780		13,780		13,780		13,780	$ 13,780		12,861	11,672	12,582	12,340	11,628	10,861	10,994	10,490			9,758		10,000
Average Annual Return, Percent		7.15%		3.45%							3.26%
C000099348 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 13,441		$ 13,441		13,441		13,441		13,441	$ 13,441		12,576	11,441	12,364	12,157	11,484	10,753	10,913	10,438			9,734		10,000
Average Annual Return, Percent		6.88%		3.20%							3.00%
C000104621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 12,895		$ 12,895		12,895		12,895		12,895	$ 12,895		11,449	10,675	14,976	15,282	12,156	10,123	12,741	8,902			8,380		10,000
Average Annual Return, Percent		12.64%		1.19%							2.58%
C000104622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 12,576		$ 12,576		12,576		12,576		12,576	$ 12,576		11,193	10,463	14,715	15,053	12,004	10,022	12,645	8,857			8,358		10,000
Average Annual Return, Percent		12.35%		0.93%							2.32%
C000104623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 22,261		$ 22,261		22,261		22,261		22,261	$ 22,261		20,163	17,456	23,746	21,526	15,323	12,201	13,390	10,901			9,909		10,000
Average Annual Return, Percent		10.41%		7.76%							8.33%
C000104624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 21,711		$ 21,711		21,711		21,711		21,711	$ 21,711		19,714	17,110	23,334	21,206	15,133	12,079	13,290	10,846			9,884		10,000
Average Annual Return, Percent		10.13%		7.49%							8.06%
C000104625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 16,344		$ 16,344		16,344		16,344		16,344	$ 16,344		16,224	15,918	11,718	8,490	7,942	6,811	9,542	9,608			6,704		10,000
Average Annual Return, Percent		0.74%		15.53%							5.04%
C000104627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 23,095		$ 23,095		23,095		23,095		23,095	$ 23,095		19,958	17,277	20,665	17,609	15,404	12,531	12,478	10,544			10,070		10,000
Average Annual Return, Percent		15.72%		8.44%							8.73%
C000104628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 22,525		$ 22,525		22,525		22,525		22,525	$ 22,525		19,514	16,935	20,306	17,347	15,213	12,406	12,385	10,491			10,045		10,000
Average Annual Return, Percent		15.43%		8.17%							8.46%
C000104630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 21,311		$ 21,311		21,311		21,311		21,311	$ 21,311		16,528	16,773	15,887	13,551	13,602	11,035	10,948	9,543			8,565		10,000
Average Annual Return, Percent		28.94%		9.40%							7.86%
C000104629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 20,788		$ 20,788		20,788		20,788		20,788	$ 20,788		16,162	16,442	15,613	13,350	13,435	10,927	10,868	9,496			8,543		10,000
Average Annual Return, Percent		28.62%		9.12%							7.59%
C000104631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 25,692		$ 25,692		25,692		25,692		25,692	$ 25,692		21,438	17,235	18,673	14,879	14,738	11,664	12,872	11,077			9,322		10,000
Average Annual Return, Percent		19.84%		11.76%							9.90%
C000104632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 25,058		$ 25,058		25,058		25,058		25,058	$ 25,058		20,961	16,893	18,349	14,658	14,555	11,548	12,775	11,022			9,299		10,000
Average Annual Return, Percent		19.54%		11.48%							9.62%
C000104633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 12,477		$ 12,477		12,477		12,477		12,477	$ 12,477		12,208	11,770	13,291	12,613	11,284	10,361	10,633	10,278			9,762		10,000
Average Annual Return, Percent		2.21%		2.03%							2.24%
C000104634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 12,168		$ 12,168		12,168		12,168		12,168	$ 12,168		11,936	11,536	13,062	12,426	11,144	10,258	10,554	10,227			9,737		10,000
Average Annual Return, Percent		1.95%		1.77%							1.98%
C000154685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 8,578		$ 8,578		8,578		8,578		$ 8,578	$ 8,578		7,953	7,643	8,129	7,051	8,087	7,678	10,618	9,840			7,642	$ 10,000
Average Annual Return, Percent		7.86%		1.18%						(1.57%)
C000154686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 8,376		$ 8,376		8,376		8,376		$ 8,376	8,376		7,786	7,501	7,998	6,955	7,997	7,611	10,551	9,803			7,630	10,000
Average Annual Return, Percent		7.59%		0.93%						(1.82%)
C000166826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 18,215		$ 18,215		$ 18,215		18,215		$ 18,215	18,215		15,921	13,979	17,658	14,961	13,573	11,520	13,571	11,912	$ 10,000
Average Annual Return, Percent		14.41%		6.06%		7.17%
C000166827 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 17,829		$ 17,829		$ 17,829		17,829		17,829	17,829		15,622	13,751	17,413	14,791	13,453	11,446	13,518	11,895	10,000
Average Annual Return, Percent		14.13%		5.79%		6.90%
C000204554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 10,447		$ 10,447		$ 10,447		10,447		10,447	$ 10,447		9,806	8,893	9,717	9,774	9,274	8,550	9,182	9,205			9,196		10,000
Average Annual Return, Percent		6.54%		2.41%							0.44%
C000204555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 10,216		$ 10,216		10,216		10,216		10,216	$ 10,216		9,613	8,740	9,574	9,654	9,182	8,484	9,136	9,183			9,198		10,000
Average Annual Return, Percent		6.27%		2.16%							0.21%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,604		$ 32,604		$ 32,604		32,604		32,604	$ 32,604		26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,000		10,048		10,000
Average Annual Return, Percent		23.81%	[1],[2],[3],[4],[5],[6],[7],[8],[9]	13.86%	[1],[2],[3],[4],[5],[6],[7],[8],[9]	14.24%	[5]				12.55%	[1],[2],[3],[4],[6],[7],[8],[9]
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,432		$ 11,432		$ 11,432		$ 11,432		11,432	$ 11,432		11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321		10,000	10,055		10,000
Average Annual Return, Percent		1.25%	[10],[11],[12],[13],[14],[15],[16],[17],[18],[19],[20]	(0.33%)	[10],[12],[13],[14],[15],[16],[17],[18],[19],[20],[21]			1.15%	[22]		1.35%	[10],[12],[13],[14],[15],[16],[17],[18],[19],[20],[21]
ICE BofA U S Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Convertible Index
Account Value		$ 23,821		$ 23,821		23,821		$ 23,821		23,821	$ 23,821		21,434	18,990	23,361	21,967	15,023	12,199	12,181	10,713		$ 10,000	9,701		10,000
Average Annual Return, Percent		11.14%	[23]	9.66%	[23]			10.86%	[24]		9.07%	[23]
Morningstar Convertibles Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Convertibles Category Average
Average Annual Return, Percent		10.58%	[25]	7.73%	[25]			8.68%	[26]		7.36%	[25]
U S Equity Yield Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Equity Yield Composite Index
Account Value		$ 23,082		$ 23,082		23,082		$ 23,082		23,082	$ 23,082		20,506	19,133	20,487	16,970	16,569	13,402	13,620	11,499			10,178		10,000
Average Annual Return, Percent	[27]	12.56%		6.86%							8.72%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 34,254		$ 34,254		34,254		34,254		34,254	$ 34,254		27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351			10,138		10,000
Average Annual Return, Percent	[28],[29],[30],[31]	25.02%		14.53%							13.10%
Morningstar Large Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Blend Category Average
Average Annual Return, Percent	[32],[33]	21.45%		12.89%							11.57%
Russell 1000 index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Account Value		$ 33,560		$ 33,560		33,560		33,560		33,560	$ 33,560		26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308			10,092		10,000
Average Annual Return, Percent	[34]	24.51%		14.28%							12.87%
Bloomberg U S Intermediate Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value		$ 11,847		$ 11,847		11,847		11,847		11,847	$ 11,847		11,502	10,929	11,910	12,084	11,353	10,630	10,538	10,317			10,107		10,000
Average Annual Return, Percent	[35]	3.00%		0.86%							1.71%
Balanced Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Balanced Composite Index
Account Value		$ 17,954		$ 17,954		17,954		17,954		17,954	$ 17,954		16,342	14,976	16,185	14,195	13,492	11,381	11,911	10,931			9,831		10,000
Average Annual Return, Percent	[36]	9.86%		5.88%							6.03%
Morningstar Moderate Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Allocation Category Average
Average Annual Return, Percent	[37]	11.39%		6.75%							6.54%
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US Leveraged Loan Index
Account Value		$ 16,521		$ 16,521		16,521		16,521		16,521	$ 16,521		15,163	13,381	13,485	12,818	12,429	11,441	11,391	10,940			9,931		10,000
Average Annual Return, Percent	[38]	8.95%		5.86%							5.15%
Morningstar Bank Loan Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Bank Loan Category Average
Average Annual Return, Percent	[39]	8.42%		4.63%							4.10%
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index (Net)
Account Value		$ 16,598		$ 16,598		16,598		16,598		16,598	$ 16,598		15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018			9,919		10,000
Average Annual Return, Percent	[40],[41]	3.82%		4.73%							5.20%
Conservative Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Conservative Allocation Composite Index
Account Value		$ 16,924		$ 16,924		16,924		16,924		16,924	$ 16,924		15,632	13,860	16,192	14,962	13,417	11,494	11,788	10,634			10,091		10,000
Average Annual Return, Percent	[42]	8.26%		4.75%							5.40%
Morningstar Moderately Conservative Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Conservative Allocation Category Average
Average Annual Return, Percent	[43]	7.88%		4.05%							4.44%
Equity Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equity Allocation Composite Index
Account Value		$ 28,755		$ 28,755		28,755		28,755		28,755	$ 28,755		24,069	19,367	23,371	18,819	16,260	12,596	13,509	11,013			10,087		10,000
Average Annual Return, Percent	[44]	19.47%		12.08%							11.14%
Morningstar Aggressive Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Aggressive Allocation Category Average
Average Annual Return, Percent	[45]	14.13%		8.17%							7.82%
Moderate Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Moderate Allocation Composite Index
Account Value		$ 20,353		$ 20,353		20,353		20,353		20,353	$ 20,353		18,188	15,607	18,410	16,240	14,350	11,878	12,353	10,773			10,098		10,000
Average Annual Return, Percent	[46]	11.90%		7.24%							7.36%
Morningstar Moderately Aggressive Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Aggressive Allocation Category Average
Average Annual Return, Percent	[47]	12.97%		7.50%							7.24%
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Account Value		$ 24,650		$ 24,650		24,650		24,650		$ 24,650	$ 24,650		20,772	16,780	20,499	16,828	14,519	11,372	12,458	10,178			9,467	10,000	10,000
Average Annual Return, Percent		18.67%	[48],[49],[50]	11.17%	[48],[49],[50]					9.78% [48]	9.95%	[49],[50]
Blended Benchmark Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark Index
Account Value		$ 19,079		$ 19,079		19,079		19,079		$ 19,079	$ 19,079		17,119	14,724	17,497	15,616	13,782	11,484	12,098	10,564			9,993		10,000
Average Annual Return, Percent	[51]	11.45%		6.72%							6.67%
Morningstar Global Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Global Allocation Category Average
Average Annual Return, Percent	[52]	7.57%		4.43%							4.55%
Morningstar Intermediate Core Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Intermediate Core Bond Category Average
Average Annual Return, Percent	[53]	1.68%		(0.20%)							1.30%
Bloomberg 5 10 Year Taxable Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 5-10 Year Taxable Municipal Bond Index
Account Value		$ 12,920		$ 12,920		12,920		12,920		12,920	$ 12,920		12,481	11,555	13,314	13,413	12,261	11,331	11,066	10,638			10,311		10,000
Average Annual Return, Percent	[54]	3.52%		1.05%							2.60%
Bloomberg U S Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government Bond Index
Account Value		$ 10,885		$ 10,885		10,885		10,885		10,885	$ 10,885		10,817	10,392	11,853	12,129	11,236	10,518	10,426	10,191			10,086		10,000
Average Annual Return, Percent	[55]	0.62%		(0.63%)							0.85%
Average Lipper Variable Products U S Government Money Market Portfolio [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Average Lipper Variable Products U.S. Government Money Market Portfolio
Account Value		$ 11,498		$ 11,498		11,498		11,498		11,498	$ 11,498		10,965	10,486	10,363	10,363	10,339	10,169	10,038	10,001			10,000		10,000
Average Annual Return, Percent	[56]	4.84%		2.18%							1.44%
Morningstar Prime Money Market Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Prime Money Market Category Average
Average Annual Return, Percent	[57]	4.93%		2.29%							1.59%
ICE BofA U S High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index
Account Value		$ 16,408		$ 16,408		16,408		16,408		16,408	$ 16,408		15,164	13,364	15,051	14,287	13,469	11,773	12,046	11,207			9,539		10,000
Average Annual Return, Percent	[58]	8.20%		4.03%							5.08%
Morningstar High Yield Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar High Yield Bond Category Average
Average Annual Return, Percent	[59]	7.63%		3.72%							4.33%
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI® ex USA Index (Net)
Account Value		$ 15,985		$ 15,985		15,985		15,985		15,985	$ 15,985		15,147	13,101	15,597	14,465	13,073	10,759	12,538	9,858			9,434		10,000
Average Annual Return, Percent	[60]	5.53%		4.10%							4.80%
ICE BofA U S Dollar 3 Month Deposit Offered Rate Constant Maturity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Account Value		$ 12,140		$ 12,140		12,140		12,140		12,140	$ 12,140		11,510	10,950	10,819	10,800	10,684	10,413	10,202	10,090			10,023		10,000
Average Annual Return, Percent	[61]	5.47%		2.59%							1.96%
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net)
Account Value		$ 14,293		$ 14,293		14,293		14,293		14,293	$ 14,293		13,295	12,105	15,149	15,544	13,139	11,095	12,987	9,460			8,508		10,000
Average Annual Return, Percent	[62]	7.50%		1.70%							3.64%
Morningstar Diversified Emerging Markets Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Diversified Emerging Markets Category Average
Average Annual Return, Percent	[63]	6.04%		2.26%							3.55%
S And P Global Natural Resources Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global Natural Resources Index
Account Value		$ 16,772		$ 16,772		16,772		16,772		16,772	$ 16,772		18,289	17,573	15,928	12,723	12,636	10,782	12,332	10,054			7,600		10,000
Average Annual Return, Percent	[64]	(8.30%)		5.83%							5.31%
Morningstar Natural Resources Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Natural Resources Category Average
Average Annual Return, Percent	[65]	(4.22%)		9.00%							5.42%
Janus Balanced Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Janus Balanced Composite Index
Account Value		$ 21,459		$ 21,459		21,459		21,459		21,459	$ 21,459		18,849	16,163	19,133	16,736	14,654	12,108	12,370	10,919			10,125		10,000
Average Annual Return, Percent	[66]	13.84%		7.93%							7.93%
MSCI USA IMI Utilities 25 50 Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA IMI Utilities 25/50 Index (Gross)
Account Value		$ 22,199		$ 22,199		22,199		22,199		22,199	$ 22,199		18,019	19,452	19,214	16,356	16,477	13,178	12,606	11,197			9,520		10,000
Average Annual Return, Percent	[67]	23.20%		6.14%							8.30%
Morningstar Utilities Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Utilities Category Average
Average Annual Return, Percent	[68]	21.13%		5.94%							7.42%
Bloomberg U S TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 12,481		$ 12,481		12,481		12,481		12,481	$ 12,481		12,256	11,796	13,381	12,629	11,378	10,494	10,628	10,318			9,856		10,000
Average Annual Return, Percent	[69]	1.84%		1.87%							2.24%
Morningstar Inflation Protected Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Inflation-Protected Bond Category Average
Average Annual Return, Percent	[70]	2.05%		1.27%							1.78%
FTSE Global Core Infrastructure 50 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Global Core Infrastructure 50/50 Index (Net)
Account Value		$ 16,732		$ 16,732		16,732		16,732		$ 16,732	$ 16,732		15,277	14,947	15,711	13,677	14,255	11,393	11,867	10,023			9,040	$ 10,000
Average Annual Return, Percent	[71]	9.53%		3.26%						5.47%
Morningstar Infrastructure Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Infrastructure Category Average
Average Annual Return, Percent	[72]	6.73%		4.94%						4.36%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 22,007		$ 22,007		$ 22,007		22,007		$ 22,007	22,007		19,730	16,874	21,208	18,471	15,397	12,266	13,785	12,023	$ 10,000
Average Annual Return, Percent	[73]	11.54%		7.40%		9.53%
S And P Balanced Equity and Bond Conservative Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Balanced Equity and Bond Conservative Index
Account Value		$ 14,611		$ 14,611		$ 14,611		14,611		14,611	$ 14,611		13,858	12,688	15,071	14,462	12,860	11,308	11,327	10,557			10,168		10,000
Average Annual Return, Percent	[74]	5.43%		2.59%							3.86%
Barclay Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Barclay Hedge Fund Index
Account Value		$ 16,426		$ 16,426		16,426		16,426		16,426	$ 16,426		15,091	13,810	15,046	13,651	12,282	11,102	11,714	10,615			10,004		10,000
Average Annual Return, Percent	[75]	8.85%		5.99%							5.09%
Barclay Fund of Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Barclay Fund of Funds Index
Account Value		$ 12,852		$ 12,852		12,852		12,852		12,852	$ 12,852		12,203	11,542	12,318	11,777	10,730	10,029	10,534	9,938			9,993		10,000
Average Annual Return, Percent	[76]	5.32%		3.67%							2.54%
NYLI Hedge Multi Strategy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NYLI Hedge Multi-Strategy Index
Account Value		$ 13,379		$ 13,379		13,379		13,379		13,379	$ 13,379		12,441	11,229	12,191	12,175	11,458	10,478	10,812	10,083			9,884		10,000
Average Annual Return, Percent	[77]	7.53%		3.15%							2.95%
Morningstar Multistrategy Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Multistrategy Category Average
Average Annual Return, Percent	[78]	6.09%		3.94%							2.49%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 47,152		$ 47,152		47,152		47,152		47,152	$ 47,152		35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314			10,567		10,000
Average Annual Return, Percent	[79]	33.36%		18.96%							16.78%
Morningstar Large Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Growth Category Average
Average Annual Return, Percent	[80]	28.96%		15.42%							14.02%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value		$ 22,580		$ 22,580		22,580		22,580		22,580	$ 22,580		19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285			9,617		10,000
Average Annual Return, Percent	[81]	14.37%		8.68%							8.49%
Morningstar Large Value Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Value Category Average
Average Annual Return, Percent	[82]	14.28%		9.31%							8.72%
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Account Value		$ 25,070		$ 25,070		25,070		25,070		25,070	$ 25,070		21,735	18,541	22,424	18,292	15,621	11,966	13,158	11,102			9,756		10,000
Average Annual Return, Percent	[83]	15.34%		9.92%							9.63%
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
Account Value		$ 25,196		$ 25,196		25,196		25,196		25,196	$ 25,196		22,115	18,993	21,847	17,511	15,407	12,208	13,730	11,811			9,782		10,000
Average Annual Return, Percent	[84]	13.93%		10.34%							9.68%
Morningstar Mid Cap Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Mid-Cap Blend Category Average
Average Annual Return, Percent	[85]	14.40%		9.80%							8.92%
Growth Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Growth Allocation Composite Index
Account Value		$ 24,286		$ 24,286		24,286		24,286		24,286	$ 24,286		21,002	17,449	20,806	17,531	15,299	12,246	12,927	10,899			10,096		10,000
Average Annual Return, Percent	[86]	15.64%		9.68%							9.28%
Morningstar Foreign Large Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Large Growth Category Average
Average Annual Return, Percent	[87]	5.18%		4.11%							5.80%
Morningstar Multisector Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Multisector Bond Category Average
Average Annual Return, Percent	[88]	5.96%		2.24%							3.11%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Account Value		$ 21,772		$ 21,772		$ 21,772		$ 21,772		$ 21,772	$ 21,772		$ 18,906	$ 15,933	$ 21,636	$ 21,040	$ 15,628	$ 12,163	$ 13,411	$ 10,978			$ 9,862		$ 10,000
Average Annual Return, Percent	[89]	15.15%		6.86%							8.09%
Morningstar Small Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Small Growth Category Average
Average Annual Return, Percent	[90]	14.98%		8.47%							9.31%
Morningstar Small Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Small Blend Category Average
Average Annual Return, Percent	[91]	11.15%		8.63%		8.89%

[1]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the MSCI USA IMI Utilities 25/50 Index (Gross). The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[3]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[4]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[5]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[6]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell Midcap® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[7]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[8]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P Balanced Equity and Bond Conservative Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[9]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[10]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[11]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[12]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg U.S. TIPS Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[13]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[14]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[15]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morningstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[16]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[17]	The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
[18]	The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[19]	The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
[20]	The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[21]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[22]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[23]	The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.
[24]	The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.
[25]	The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[26]	The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[27]	The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).
[28]	The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
[29]	The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[30]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[31]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[32]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[33]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[34]	The Russell 1000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.
[35]	The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.
[36]	The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.
[37]	The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[38]	The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.
[39]	The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[40]	The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.
[41]	The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[42]	The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%,respectively.
[43]	The Morningstar Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[44]	The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.
[45]	The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[46]	The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.
[47]	The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[48]	In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[49]	In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the S&P Global Natural Resources Index. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[50]	The Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[51]	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
[52]	The Morningstar Global Allocation Category Average is representative of funds that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[53]	The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[54]	The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.
[55]	The Bloomberg U.S. Government Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of publicly issued debt of the U.S. Treasury and government agencies.
[56]	The Average Lipper Variable Products U.S. Government Money Market Portfolio is an equally weighted performance average consisting of funds that invest 99.5% of their assets in cash, government securities and/or repurchase agreements that are collateralized solely by government securities or cash, and have a weighted average maturity of 60 days or less. These funds intend to keep a constant net asset value.
[57]	The Morningstar Prime Money Market Category Average is representative of funds that invest in short-term money market securities in order to provide a level of current income that is consistent with the preservation of capital. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[58]	The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.
[59]	The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[60]	The MSCI ACWI® ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.
[61]	The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.
[62]	The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.
[63]	The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[64]	The S&P Global Natural Resources Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure to agribusiness, energy, and metals & mining.
[65]	The Morningstar Natural Resources Category Average is representative of funds that invest primarily on commodity-based industries such as energy, chemicals, minerals, and forest products in the United States or outside of the United States. Some funds invest across this spectrum to offer broad natural-resources exposure. Others concentrate heavily or even exclusively in specific industries. Funds that concentrate primarily in energy-related industries are part of the equity energy category. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[66]	The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 55%/45%, respectively.
[67]	The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.
[68]	The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[69]	The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.
[70]	The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[71]	The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.
[72]	The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[73]	The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
[74]	The S&P Balanced Equity and Bond Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).
[75]	The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.
[76]	The Barclay Fund of Funds Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all reporting funds in the Barclay database.
[77]	The NYLI Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.
[78]	The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[79]	The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.
[80]	The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[81]	The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.
[82]	The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[83]	The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.
[84]	The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.
[85]	The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[86]	The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.
[87]	The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[88]	The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bonds assets in securities that are not rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[89]	The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.
[90]	The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[91]	The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.